UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:      Archon Capital Management LLC

Address:   1301 5th Ave, Suite 3008
           Seattle, WA  98101-2662


13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Constantinos J. Christofilis
Title:    Managing Member
Phone:    (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis       Seattle, WA              May 15, 2012
--------------------------------     ----------------        -------------------
          [Signature]                 [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:  $125,370
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                   Archon Capital Management LLC
                                                           March 31, 2012

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  ---------  --------  --------------------  ----------  -------- ----------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE    SHARED  NONE
--------------                --------------  ---------  --------  ---------  ---  ----  ----------  -------- --------- ------  ----
21VIANET GROUP INC            SPONSORED ADR   90138A103    3,032     267,100  SH            Sole       None     267,100
8X8 INC NEW                   COM             282914100   17,519   4,171,222  SH            Sole       None   4,171,222
BENIHANA INC                  COM             082047101      131      10,000  SH            Sole       None      10,000
CALLIDUS SOFTWARE INC         COM             13123E500    6,645     850,794  SH            Sole       None     850,794
CARBONITE INC                 COM             141337105    1,222     110,950  SH            Sole       None     110,950
CHINDEX INTERNATIONAL INC     COM             169467107    1,713     180,316  SH            Sole       None     180,316
CITRIX SYS INC                COM             177376100    1,026      13,000  SH            Sole       None      13,000
CYNOSURE INC                  CL A            232577205   22,636   1,267,399  SH            Sole       None   1,267,399
DATAWATCH CORP                COM NEW         237917208    4,234     318,567  SH            Sole       None     318,567
DECKERS OUTDOOR CORP          COM             243537107    2,587      41,025  SH            Sole       None      41,025
DSW INC                       CL A            23334L102    5,803     105,956  SH            Sole       None     105,956
EGAIN COMMUNICATIONS          COM NEW         28225C806    3,076     512,736  SH            Sole       None     512,736
FARO TECHNOLOGIES INC         COM             311642102    5,335      91,466  SH            Sole       None      91,466
GLU MOBILE INC                COM             379890106    6,747   1,391,100  SH            Sole       None   1,391,100
HARRY WINSTON DIAMOND CORP    COM             41587B100    2,387     162,500  SH            Sole       None     162,500
IMRIS INC                     COM             45322N105    3,406   1,041,700  SH            Sole       None   1,041,700
INTERACTIVE INTELLIGENCE GRO  COM             45841V109    3,199     104,852  SH            Sole       None     104,852
JONES SODA CO                 COM             48023P106      804   1,751,983  SH            Sole       None   1,751,983
LINKEDIN CORP                 COM CL A        53578A108    1,020      10,000  SH            Sole       None      10,000
MARCHEX INC                   CL B            56624R108    7,466   1,673,927  SH            Sole       None   1,673,927
MICROS SYS INC                COM             594901100      829      15,000  SH            Sole       None      15,000
PRGX GLOBAL INC               COM NEW         69357C503    4,704     747,855  SH            Sole       None     747,855
REALPAGE INC                  COM             75606N109      778      40,579  SH            Sole       None      40,579
RIVERBED TECHNOLOGY INC       COM             768573107    5,054     180,000  SH            Sole       None     180,000
SALESFORCE COM INC            COM             79466L302    2,843      18,400  SH            Sole       None      18,400
SHOE CARNIVAL INC             COM             824889109    6,277     194,808  SH            Sole       None     194,808
ULTIMATE SOFTWARE GROUP INC   COM             90385D107    3,034      41,400  SH            Sole       None      41,400
VALUEVISION MEDIA INC         CL A            92047K107    1,865     900,943  SH            Sole       None     900,943




SK 26015 0002 1288119